Commitments and Contingencies (Details) - Schedule of future minimum rental payments under these leases $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of future minimum rental payments under these leases [Abstract]
2021	$ 284
2022	267
2023	84
Total minimum lease payments	635
Less: Interest	(34)
Present value of operating lease liabilities	$ 601